BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund

Supplement dated August 28, 2020

to the Prospectus dated October 28, 2019, as supplemented, and to the Summary Prospectus dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and Summary Prospectus and should be read

in conjunction with the Prospectus and Summary Prospectus.

Effective August 31, 2020 (the “Effective Date”), Wendy Casetta will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Municipal Bond Fund managed by Wells Capital Management, Inc. (“WellsCap’s Allocated Portion of the Fund”). Robert J. Miller, Adrian Van Poppel, and Bruce R. Johns will each continue to serve as portfolio managers of WellsCap’s Allocated Portion of the Fund.

Accordingly, as of the Effective Date, all references and information related to Wendy Casetta in the following sections of the Prospectus and Summary Prospectus are hereby deleted: the table entitled “WellsCap” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund;” the disclosure in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – Municipal Bond Fund – WellsCap” under the section entitled “Management of the Funds;” and the table entitled “WellsCap” under the section of the Summary Prospectus entitled “Sub-advisers and Portfolio Managers.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund

Supplement dated August 28, 2020

to the Statement of Additional Information (“SAI”)

dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective August 31, 2020 (the “Effective Date”), Wendy Casetta will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Municipal Bond Fund managed by Wells Capital Management, Inc. (“WellsCap’s Allocated Portion of the Fund”). Robert J. Miller, Adrian Van Poppel and Bruce R. Johns will each continue to serve as portfolio managers of WellsCap’s Allocated Portion of the Fund.

Accordingly, as of the Effective Date, all references and information related to Wendy Casetta in the table entitled “ Other Accounts Managed by Portfolio Managers” in the sub-section entitled “Wells Capital Management, Inc., (“WellsCap”)” under the section entitled “The Funds’ Investment Teams – Municipal Bond Fund” are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE